Business acquisition - Schedule of allocation of the purchase price as of the date of acquisition (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Details of Allocation of the purchase price as of the date of acquisition as follows [Line Items]
Goodwill	¥ 25,709	$ 3,522		¥ 19,980	¥ 23,123
Hordeum Investment, L.P.
Details of Allocation of the purchase price as of the date of acquisition as follows [Line Items]
Net assets acquired			¥ 1,011
Newly identified intangible assets			2,005
Goodwill			4,767
Deferred tax liabilities			(518)
Non-controlling interests			(3,508)
Total			¥ 3,757